MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of depreciation rates [Table Text Block]
Buildings	4%
Equipment	20%
Equipment - Manufacturing	Straight-line over 20 years
Signage	20%
Computers	20%
Computer software	100%
Leasehold improvements	Straight-line over lower of term of lease or economic life
Right of Use Assets	Straight-line over lower of term of lease or economic life